Equity (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands			12 Months Ended
	Apr. 04, 2025	Mar. 12, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 13, 2025
IfrsStatementLineItems [Line Items]
Share capital			R$ 17	R$ 17
Total number of shares			93,722,831	93,722,831
Authorized capital			R$ 50	R$ 50
Authorized capital units			1,000,000,000,000
Nominal value per share			R$ 0.00005
Payment of dividends			R$ 76,862	79,701	R$ 65,539
Dividend distributed			59,641	61,412	46,788
Dividends paid to non-controlling interests			17,221	R$ 18,289	R$ 18,750
First dividend distribution in amount		R$ 129,784
Percentage of dividend distribution		20.00%
Dividends per share	R$ 1.348923
Cash outflow			R$ 77,002
Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Total number of shares			55,148,697	49,920,068
Repurchase of ordinary shares						4,000,000
Class B Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Total number of shares			38,574,134	43,802,763